LONG-TERM INVESTMENTS - Other Equity Investments (Details)			1 Months Ended	12 Months Ended
	Jun. 20, 2018 CNY (¥) director	Jul. 26, 2017 director	Apr. 30, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other equity investments
Other equity investments					¥ 66,390,898			¥ 70,021,700
Gain from change in fair value				$ 399,971	2,750,000
Beijing Empower Education Online Co., Ltd. ("EEO")
Other equity investments
Other equity investments			¥ 38,000,000		38,000,000			38,000,000
Percentage of equity interest						8.33%	8.33%
Cash consideration			¥ 5,500,000				¥ 32,500,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Other equity investments					22,471,700			19,721,700
Percentage of equity interest	7.95%					9.00%	9.00%
Cash consideration						$ 3,000,000	¥ 19,721,700
Right to number of director | director	1
Gain from change in fair value	¥ 2,750,000				2,750,000
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Other equity investments
Other equity investments					5,919,198			¥ 12,300,000
Percentage of equity interest		6.8345%				8.20%	8.20%
Cash consideration							¥ 12,300,000
Right to number of director | director		1
Impairment recorded					¥ 6,380,802